UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21897

Manager Directed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas J. Neilson, President
Manager Directed Portfolios
c/o U.S. Bank Global Fund Services
811 East Wisconsin Avenue, 8th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 287-3101
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2020

Date of reporting period:  December 31, 2020

Item 1. Reports to Stockholders.

(a)	[Insert full text of semi-annual or annual report here]

iM DBi Managed Futures Strategy ETF
iM DBi Hedge Strategy ETF

Annual Report
December 31, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank.  Instead, the reports will be made available on the Funds’ website, www.imglobalpartner.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.  You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary (such as a broker-dealer or a bank) or, if you are a direct investor, by calling 1-888-898-1041, sending an e-mail request to contact@imglobalpartner.com, or by enrolling at www.imglobalpartner.com.

You may elect to receive all future reports in paper free of charge.  If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports.  If you invest directly with the Funds you can call 1-888-898-1041 or send an e-mail request to contact@imglobalpartner.com to let the Funds know you wish to continue receiving paper copies of your shareholder reports.  Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Funds.

iM DBi ETFs

Table of Contents

Letter to Shareholders	3
iM DBi Managed Futures Strategy ETF
Investment Highlights	7
Composition of Consolidated Schedule of Investments	8
Consolidated Schedule of Investments	9
Consolidated Schedule of Open Futures Contracts	10
iM DBi Hedge Strategy ETF
Investment Highlights	11
Composition of Schedule of Investments	12
Schedule of Investments	13
Schedule of Open Futures Contracts	14
Consolidated Statements of Assets and Liabilities	15
Consolidated Statements of Operations	16
Consolidated Statements of Changes in Net Assets	17
Consolidated Financial Highlights	19
Notes to Consolidated Financial Statements	21
Report of Independent Registered Public Accounting Firm	51
Expense Example	53
Statement Regarding Liquidity Risk Management Program	55
Notice to Shareholders	56
Trustees and Officers	57
Approval of the Investment Advisory Agreements, Sub-Advisory
Agreements and Subsidiary Investment Management Agreement	60
Notice of Privacy Policy and Practices	65

iM DBi ETFs
Letter to Shareholders

Market Review

After 2020, market pundits might need to retire the term “unprecedented.” That word can be applied equally to the economic full stop, speed of the bear market and recovery, collapse in Treasury yields, monetary easing and balance sheet expansion, timing and scale of fiscal intervention, outperformance of growth vs. value, negative crude oil futures prices, etc., etc.

For hedge funds, by contrast, 2020 may be remembered, overall, as a return to past glory. Drawdowns during the worst of the crisis were more than respectable given the higher-than-typical risk levels when the pandemic hit. More important, though, were the decisions that followed: hedge funds kept equity risk through the trough, added in anticipation of a vaccine and economic recovery, and shifted to cheaper equity markets during the second half of the year. The last move anticipated the great value rotation of the fall and the growing focus on emerging markets. In sum, hedge fund longs outperformed shorts by a historically wide margin, which generated meaningful returns and led many journalists to hail the return of the stock picker.

2020 also will be remembered for shining a light on hidden risks. Dispersion among single manager hedge funds was extreme: while a tech focused manager might have gained 60%, a leveraged structure credit fund or diehard value stock picker might have ended down 20%. Some quant strategies, like alternative risk premia, had statistically implausible drawdowns that underscored that theoretically appealing concepts can be costly experiments in practice. Numerous funds, including those promising daily liquidity, suspended redemptions; at least one UCITS manager imposed onerous swing pricing penalties to punish investors who sought to redeem (and, by doing so, called into question the validity of NAV-based track records). A more subtle risk was the asymmetrical nature of incentive fees: massive incentive fees on a fund up 40% are not offset by losses on another fund down the same amount.

Going forward, Dynamic Beta investments believes the opportunity set for hedge funds looks very favourable on both an absolute and relative basis. The opportunity set is seen as more akin to the early 2000s than 2010s, with the potential for a second Golden Age. Recently, the growing consensus about a lost decade for 60/40 portfolios, the resurgence of inflation, concern about the U.S. Dollar, unequal economic growth and other factors has buttressed this thesis.

Portfolio Commentary

The iM DBi Managed Futures Strategy ETF (DBMF) fund rose +1.84% for the year (based on NAV, or 1.79% based on market price, including dividends), thus underper-forming the SG CTA Index by -1.60% for the year. The DBMF fund rose +7.56% per annum since inception (based on NAV, or 7.54% based on market price, including dividends), thus outperforming the SG CTA Index by +3.95% per annum.  During the fiscal year ended December 31, 2020 and since inception, gains on U.S. Rates provided a valuable cushion as they largely offset losses on long positions in Equities which occurred in the first quarter.

iM DBi ETFs

The fund entered 2020 with substantial equity risk, largely as a result of upward trending equity markets last Fall, then pivoted quickly out of those positions during the first quarter. With the sharp rise in market volatility, risk across the portfolio had been reduced and consisted primarily of a modest yield curve flattener, long positions in Gold and the Japanese yen (JPY), and short positions in the Euro (EUR) and Crude Oil. The fund remained conservatively positioned during the second quarter then pivoted during the second half of the year as market conditions changed. Over the last quarter, the most important shift was an increase in the equity risk. DBMF captured the rotation into emerging markets. The fund also turned long Crude Oil and short U.S. Dollar and cut the equivalent interest rate sensitivity in U.S. Treasuries as Treasury yields went close to all-time lows. Both U.S. Treasury and Dollar positions reflect hedge funds’ belief that inflation may come back stronger than expected next year and the dollar is likely to decline.

Source: US Bank – Portfolio data as of December 31st, 2019 and December 31st, 2020, in USD. Fund holdings and allocations are subject to change and are not recommendations to buy or sell any security. Current and future portfolio holdings are subject to risk. Please refer to the Schedule of Investments contained in this report for a full listing of fund holdings.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-898-1041.

iM DBi ETFs

The iM DBi Equity Hedge Strategy (DBEH) fund rose +23.58% for the year (based on NAV, or 23.42% based on market price, including dividends), thus outperforming the HFRX Equity Hedge Index by +18.91% for the year. The DBEH fund rose +22.63% per annum since inception (based on NAV, or 22.61% based on market price, including dividends), thus outperforming the HFRX Equity Hedge Index by +17.97% per annum. DBEH has also outperformed the MSCI World Index by +7.68% over the year and by +6.10% per annum since inception.

During the fiscal year ended December 31, 2020 and since inception, equity long positioning has been the largest contributor to the positive performance followed by the U.S. Rates positioning while the currency exposure has detracted to a lesser extent. U.S. Treasuries and the U.S. Dollar – traditionally effective hedges for equity exposure – offset more than a third of the equity losses which occurred in the first quarter and were symmetrically the main, yet marginal, detractors during the last quarter.

Over the whole year, the fund has steadily increased the equity exposure. Dynamic Beta investments kept the equity risk intact during the drawdown in March, then added risk to bet on an economic recovery and pivoted into emerging markets and cheaper equity markets at the right time later in the year.

Source: US Bank – Portfolio data as of December 31st, 2019 and December 31st, 2020, in USD.

Outlook and Strategy

While investors have turned very positive on hedge funds, it remains to be seen whether this enthusiasm will translate into the same for liquid alternatives. The latter space has suffered from some issues; investors’ portfolios have tended to be concentrated, which means the regular drawdowns of single manager products were more damaging and visible, and fees are high relative to traditional products. Factor replication can help solve these issues when it targets a diversified index composed of multiple alternative strategies instead of a single manager one. The combination of risk mitigation through manager diversification, historically high performance and generally attractive fees arguably makes factor replication the bright spot in the liquid alt landscape. Factor replication products using liquid assets, Dynamic Beta investments believes, increasingly will become the default allocations in more and more investors’ portfolios.

iM DBi ETFs

Disclaimer

Past performance does not guarantee future results. Index performance is not indicative of fund performance. To obtain funds performance view https://www.imglobalpartner.com/disclaimer/ or call 888.898.1041.

It is not possible to invest directly in an index.

This material must be preceded or accompanied by a prospectus.  Investing involves risk.  Principal loss is possible.  Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the funds. Brokerage commissions will reduce returns.  The Funds are “non-diversified,” so they may invest a greater percentage of their assets in the securities of a single issuer. As a result, a decline in the value of an investment in a single issuer could cause the Funds’ overall value to decline to a greater degree than if the Funds held a more diversified portfolio.

The Funds should be considered highly leveraged and are suitable only for investors with high tolerance for investment risk.  Derivatives, including futures contracts and forward contracts, can be highly volatile, illiquid and difficult to value, and changes in the value of such instruments held directly or indirectly by the Funds may not correlate with the underlying instrument or reference assets, or the Funds’ other investments.  Taking a short position on a derivative instrument or security involves the risk of a theoretically unlimited increase in the value of the underlying instrument. Derivatives may subject the fund to greater volatility and loss than investing in individual equity securities. Fixed income securities, or derivatives based on fixed income securities, are subject to credit risk and interest rate risk.

Diversification does not assure a profit nor protect against loss in a declining market.

Opinions expressed are subject to change at any time, are not guaranteed, and should not be considered investment advice.

The iM DBi Managed Futures Strategy ETF and the iM DBi Hedge Strategy ETF are distributed by Quasar Distributors, LLC. Quasar Distributors, LLC is not affiliated with Dynamic Beta investments.

Index Definitions:

•	The MSCI World Index is an index maintained by MSCI that reflects the performance of large and mid-cap equities across 23 developed markets with net dividends reinvested. (Ticker: M1WO Index).
•
MSCI EAFE Index is designed to track international equity performance across developed markets in Europe, Australasia and the Far East, excluding the U.S. and Canada. Index performance utilized is total return and reflects interest, capital gains, dividends and distributions.

•
MSCI Emerging Markets Index is designed to reflect the equity performance of large and midcap companies across 23 emerging market countries. Index performance utilized is total return and reflects interest, capital gains, dividends and distributions.

•	The SG CTA Index reflects the performance of a pool of Commodity Trading Advisors (CTAs) selected from the largest managers open to new investment. The index is equal-weighted and rebalanced annually.
•	The SG CTA Mutual Fund Index measures the performance of mutual funds that employ a commodity trading advisor (CTA) strategy.
•	The HFRX Equity Hedge Index is an index published by Hedge Fund Research, Inc. that is designed to reflect the performance of hedge funds that invest primarily in equities and equity derivatives.
Other Definitions:

•	Basis points (BPS) refers to a common unit of measure for interest rates and other percentages in finance.
•
Smart Beta is an index-based investment strategy that seeks to generate superior risk-adjusted returns through transparent quantitative techniques and rules-based criteria which are based on specific factors or attributes that drive investment returns.

iM DBi Managed Futures Strategy ETF
Investment Highlights (Unaudited)

Comparison of the Change in Value of a Hypothetical $25,000 Investment
in the iM DBi Managed Futures Strategy ETF and SG CTA Mutual Fund Index

Average Annual Total Return Periods Ended December 31, 2020:
		Annualized
		Since Inception
	1 Year	(5/7/2019)
iM DBi Managed Futures Strategy ETF (@ NAV)	1.84%	7.56%
iM DBi Managed Futures Strategy ETF (@ Mkt)	1.79%	7.54%
SG CTA Index	3.44%	3.61%

Expense ratio*: 0.85%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-898-1041.

This chart illustrates the performance of a hypothetical $25,000 investment made in the Fund. Returns reflect the reinvestment of dividends and capital gain distributions. The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares. This chart does not imply any future performance.

*  The expense ratio presented is from the most recent prospectus.

iM DBi Managed Futures Strategy ETF

COMPOSITION OF CONSOLIDATED SCHEDULE OF INVESTMENTS
at December 31, 2020 (Unaudited)

Percentages represent market value as a percentage of net assets.

iM DBi Managed Futures Strategy ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS
at December 31, 2020

	Principal
SHORT-TERM INVESTMENTS – 72.6%	Amount	Value

U.S. Treasury Bills – 72.6% (b)(c)
0.075%, 01/07/2021	$2,003,000	$2,002,997
0.080%, 01/14/2021	26,000	26,000
0.070%, 01/21/2021	32,000	31,999
0.075%, 01/28/2021	3,373,000	3,372,893
0.080%, 02/04/2021	421,000	420,984
0.085%, 02/11/2021	5,523,000	5,522,708
0.090%, 02/18/2021	947,000	946,935
0.085%, 02/25/2021	3,532,000	3,531,706
0.085%, 03/04/2021	315,000	314,969
0.080%, 03/11/2021	99,000	98,988
0.090%, 03/25/2021	573,000	572,917
0.095%, 04/01/2021	836,000	835,859
0.080%, 04/08/2021 (a)	122,000	121,980
0.085%, 04/15/2021 (a)	1,426,000	1,425,710
0.090%, 04/20/2021	48,000	47,990
0.090%, 04/22/2021 (a)	934,000	933,804
0.090%, 04/27/2021	271,000	270,942
0.095%, 04/29/2021 (a)	1,981,000	1,980,525
0.110%, 05/13/2021 (a)	589,000	588,850
0.100%, 05/20/2021	228,000	227,939
0.090%, 05/27/2021 (a)	1,666,000	1,665,553
0.090%, 06/03/2021 (a)	184,000	183,945
0.085%, 06/17/2021 (a)	850,000	849,719
0.090%, 06/24/2021	490,000	489,831
TOTAL SHORT-TERM INVESTMENTS
(Cost $26,466,530)		26,465,743
TOTAL INVESTMENTS
(Cost $26,466,530)		26,465,743
Other Assets in Excess of Liabilities – 27.4%		9,988,014
TOTAL NET ASSETS – 100.0%		$36,453,757

Percentages are stated as a percent of net assets.
(a)	All or a portion of this security is held by the iM DBi Cayman Managed Futures Subsidiary.
(b)	Zero coupon bond. The effective yield to maturity is listed.
(c)	All or a portion of this security is held as collateral for certain futures contracts.

The accompanying notes are an integral part of these financial statements.

iM DBi Managed Futures Strategy ETF

CONSOLIDATED SCHEDULE OF OPEN FUTURES CONTRACTS(a)
at December 31, 2020

	Number of				Unrealized
	Contracts	Settlement	Notional		Appreciation
Description	Purchased/(Sold)	Month	Amount	Value	(Depreciation)
Purchased Contracts:
Japanese Yen
Currency Futures	275	Mar-21	$33,061,475	$33,305,937	$244,462
Euro FX
Currency Futures	139	Mar-21	21,276,192	21,277,425	1,233
MSCI Emerging
Market Index Futures	112	Mar-21	7,030,097	7,213,920	183,823
MSCI EAFE
Index Futures	40	Mar-21	4,186,074	4,261,600	75,526
S&P 500 E-mini
Index Futures	35	Mar-21	6,446,965	6,560,400	113,435
U.S. Treasury 10-Year
Note Futures	32	Mar-21	4,413,519	4,418,500	4,981
U.S. Treasury 10-Year
Ultra Bond Futures	28	Mar-21	4,381,263	4,378,062	(3,201)
WTI Crude
Futures (b)	91	Mar-21	4,369,673	4,425,330	55,657
Gold 100 Oz.
Futures (b)	16	Feb-21	3,003,909	3,032,160	28,251
					704,167
Contracts Sold:
U.S. Treasury Long
Bond Futures	(26)	Mar-21	(4,520,182)	(4,502,875)	17,307
U.S. Treasury 2-Year
Note Futures	(22)	Mar-21	(4,858,572)	(4,861,484)	(2,912)
U.S. Treasury Ultra
Bond Futures	(21)	Mar-21	(4,497,273)	(4,484,812)	12,461
90-day Euro-Dollar
Futures	(19)	Jun-22	(4,740,391)	(4,740,975)	(584)
30-day Fed Fund
Futures	(11)	Apr-21	(4,580,078)	(4,580,491)	(413)
					25,859
					$730,026

(a)	Societe Generale is the counterparty for all Open Futures Contracts held by the Fund and the iM DBi Cayman Managed Futures Subsidiary at December 31, 2020.
(b)	Contract held by the iM DBi Cayman Managed Futures Subsidiary.

The accompanying notes are an integral part of these financial statements.

iM DBi Hedge Strategy ETF
Investment Highlights (Unaudited)

Comparison of the Change in Value of a Hypothetical $25,000 Investment
in the iM DBi Hedge Strategy ETF and HFRX Equity Hedge Index

Average Annual Total Return Periods Ended December 31, 2020:
		Annualized
		Since Inception
	1 Year	(12/17/2019)
iM DBi Hedge Strategy ETF (@ NAV)	23.58%	22.63%
iM DBi Hedge Strategy ETF (@ Mkt)	23.42%	22.61%
HFRX Equity Hedge Index	4.67%	4.66%

Expense ratio*: 0.85%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-898-1041.

This chart illustrates the performance of a hypothetical $25,000 investment made in the Fund. Returns reflect the reinvestment of dividends and capital gain distributions. The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares. This chart does not imply any future performance.

* The expense ratio presented is from the most recent prospectus.

iM DBi Hedge Strategy ETF

COMPOSITION OF SCHEDULE OF INVESTMENTS
at December 31, 2020 (Unaudited)

Percentages represent market value as a percentage of net assets.

iM DBi Hedge Strategy ETF

SCHEDULE OF INVESTMENTS
at December 31, 2020

	Principal
SHORT-TERM INVESTMENTS – 73.6%	Amount	Value

U.S. Treasury Bills – 73.6% (a)(b)
0.085%, 02/11/2021	$2,934,000	$2,933,845
0.090%, 02/18/2021	277,000	276,981
0.085%, 02/25/2021	2,718,000	2,717,774
0.085%, 03/04/2021	1,260,000	1,259,876
0.080%, 03/11/2021	316,000	315,962
0.090%, 03/25/2021	545,000	544,921
0.095%, 04/01/2021	690,000	689,883
0.080%, 04/08/2021	390,000	389,934
0.085%, 04/15/2021	388,000	387,921
0.090%, 04/22/2021	469,000	468,902
0.090%, 04/27/2021	132,000	131,972
0.095%, 04/29/2021	765,000	764,817
0.090%, 05/11/2021	35,000	34,991
0.110%, 05/13/2021	294,000	293,925
0.100%, 05/20/2021	241,000	240,935
0.090%, 05/27/2021	1,681,000	1,680,549
0.090%, 06/03/2021	172,000	171,948
0.085%, 06/17/2021	272,000	271,910
0.090%, 06/24/2021	56,000	55,981
TOTAL SHORT-TERM INVESTMENTS
(Cost $13,633,549)		13,633,027
TOTAL INVESTMENTS
(Cost $13,633,549)		13,633,027
Other Assets in Excess of Liabilities -26.4%		4,886,589
TOTAL NET ASSETS – 100.0%		$18,519,616

Percentages are stated as a percent of net assets.
(a)	Zero coupon bond. The effective yield to maturity is listed.
(b)	All or a portion of this security is held as collateral for certain futures contracts.

iM DBi Hedge Strategy ETF

SCHEDULE OF OPEN FUTURES CONTRACTS(a)
at December 31, 2020

	Number of				Unrealized
	Contracts	Settlement	Notional		Appreciation
Description	Purchased/(Sold)	Month	Amount	Value	(Depreciation)
Purchased Contracts:
MSCI Emerging Market
Index Futures	134	Mar-21	$8,435,651	$8,630,940	$195,289
U.S. Treasury 2-Year
Note Futures	42	Mar-21	9,273,314	9,281,016	7,702
90-day Euro-Dollar
Futures	37	Jun-22	9,232,066	9,232,425	359
U.S. Dollar Index
Futures	35	Mar-21	3,186,659	3,146,290	(40,369)
Russel 2000 E-mini
Futures	18	Mar-21	1,728,750	1,777,320	48,570
MSCI EAFE Index
Futures	16	Mar-21	1,678,701	1,704,640	25,939
Nasdaq 100 E-mini
Futures	11	Mar-21	2,730,658	2,834,810	104,152
U.S. Treasury Long
Bond Futures	10	Mar-21	1,740,118	1,731,875	(8,243)
S&P Mid Cap 400
E-mini Futures	8	Mar-21	1,791,232	1,842,800	51,568
U.S. Treasury Ultra
Bond Futures	8	Mar-21	1,711,765	1,708,500	(3,265)
					381,702

Contracts Sold:
Euro FX Currency
Futures	(21)	Mar-21	(3,176,290)	(3,214,575)	(38,285)
British Pound
Currency Futures	(8)	Mar-21	(670,454)	(682,950)	(12,496)
Japanese Yen
Currency Futures	(6)	Mar-21	(720,622)	(726,675)	(6,053)
Canadian Dollar
Currency Futures	(6)	Mar-21	(468,252)	(470,040)	(1,788)
					(58,622)
					$323,080

(a)	Mizuho Securities USA LLC is the counterparty for all Open Futures Contracts held by the Fund at December 31, 2020.

The accompanying notes are an integral part of these financial statements.

iM DBi ETFs

STATEMENTS OF ASSETS AND LIABILITIES
at December 31, 2020

	iM DBi Managed
	Futures Strategy ETF	iM DBi Hedge
	(Consolidated)	Strategy ETF
Assets:
Investments, at value (cost of $26,466,530
and $13,633,549, respectively)	$26,465,743	$13,633,027
Cash	3,179,216	1,569,655
Deposits with broker for futures (Note 2)	6,833,930	3,328,830
Total assets	36,478,889	18,531,512

Liabilities:
Payable for investment management fees	25,132	11,896
Total liabilities	25,132	11,896

Net assets	$36,453,757	$18,519,616

Net assets consist of:
Paid in capital	$35,245,053	$16,530,155
Total distributable earnings	1,208,704	1,989,461
Net assets	$36,453,757	$18,519,616

Net Asset Value:
Net assets	$36,453,757	$18,519,616
Shares outstanding^	1,425,000	600,000
Net asset value, offering
and redemption price per share	$25.58	$30.87

^	$0.01 par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

iM DBi ETFs

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2020

	iM DBi Managed
	Futures Strategy ETF	iM DBi Hedge
	(Consolidated)	Strategy ETF
Investment Income:
Interest	$86,159	$59,695
Total investment income	86,159	59,695

Expenses:
Management fees (Note 5)	241,142	134,080
Total expenses	241,142	134,080
Net investment loss	(154,983)	(74,385)

Realized and unrealized gain (loss) on investments:
Net realized gain on:
Investments	8,613	9,420
Futures	703,790	1,746,033
Net change in unrealized appreciation (depreciation) on:
Investments	(422)	(792)
Futures	552,452	322,776
Net realized and unrealized gain on investments	1,264,433	2,077,437

Net increase in net assets resulting from operations	$1,109,450	$2,003,052

The accompanying notes are an integral part of these financial statements.

iM DBi Managed Futures Strategy ETF

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Fiscal Period Ended
	December 31, 2020	December 31, 2019*
Operations:
Net investment income/(loss)	$(154,983)	$99,991
Net realized gain on investments
and futures contracts	712,403	1,565,311
Net change in unrealized appreciation
on investments and futures contracts	552,030	177,207
Net increase in net assets
resulting from operations	1,109,450	1,842,509

Distributions to Shareholders:
Distributable earnings	(323,854)	(1,715,439)
Total distributions	(323,854)	(1,715,439)

Capital Share Transactions:
Proceeds from shares sold	33,412,020	25,609,090
Payment for shares redeemed	(16,112,876)	(7,367,143)
Net increase in net assets
from capital share transactions	17,299,144	18,241,947
Total increase in net assets	18,084,740	18,369,017

Net Assets:
Beginning of period	18,369,017	—
End of period	$36,453,757	$18,369,017

Change in Shares Outstanding:
Shares sold	1,325,000	1,000,000
Shares redeemed	(625,000)	(275,000)
Net increase in shares outstanding	700,000	725,000

* The iM DBi Managed Futures Strategy ETF commenced operations on May 7, 2019.

The accompanying notes are an integral part of these financial statements.

iM DBi Hedge Strategy ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Fiscal Period Ended
	December 31, 2020	December 31, 2019*
Operations:
Net investment income/(loss)	$(74,385)	$2,621
Net realized gain (loss) on investments
and futures contracts	1,755,453	(1)
Net change in unrealized appreciation
on investments and futures contracts	321,984	574
Net increase in net assets
resulting from operations	2,003,052	3,194

Distributions to Shareholders:
Distributable earnings	(14,173)	(2,612)
Total distributions	(14,173)	(2,612)

Capital Share Transactions:
Proceeds from shares sold	17,113,815	16,249,065
Payment for shares redeemed	(16,832,725)	—
Net increase in net assets
from capital share transactions	281,090	16,249,065
Total increase in net assets	2,269,969	16,249,647

Net Assets:
Beginning of period	16,249,647	—
End of period	$18,519,616	$16,249,647

Change in Shares Outstanding:
Shares sold	650,000	650,000
Shares redeemed	(700,000)	—
Net increase (decrease) in shares outstanding	(50,000)	650,000

* The iM DBi Hedge Strategy ETF commenced operations on December 17, 2019.

The accompanying notes are an integral part of these financial statements.

iM DBi Managed Futures Strategy ETF

CONSOLIDATED FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period

		May 7, 2019*
	Year Ended	through
	December 31, 2020	December 31, 2019
Net Asset Value – Beginning of Period	$25.34	$25.00

Income (Loss) from Investment Operations:
Net investment income/(loss)[1]	(0.14)	0.15
Net realized and unrealized
gain on investments	0.60	2.55
Total from investment operations	0.46	2.70

Less Distributions:
Distributions from net investment income	(0.02)	(0.11)
Distributions from net realized gains	(0.20)	(2.25)
Total distributions	(0.22)	(2.36)

Net Asset Value – End of Period	$25.58	$25.34

Total Return	1.84%	10.76	%^

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$36,454	$18,369
Ratio of operating expenses to average net assets	0.85%	0.85	%+
Ratio of net investment income (loss)
to average net assets	(0.55)%	0.84	%+
Portfolio turnover rate	0%	0	%^

*	Commencement of operations was May 7, 2019.
+	Annualized
^	Not Annualized
[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.

The accompanying notes are an integral part of these financial statements.

iM DBi Hedge Strategy ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period

		December 17, 2019*
	Year Ended	through
	December 31, 2020	December 31, 2019
Net Asset Value – Beginning of Period	$25.00	$25.00

Income (Loss) from Investment Operations:
Net investment income (loss)[1]	(0.12)	0.00	[2]
Net realized and unrealized
gain on investments	6.01	0.00	[2]
Total from investment operations	5.89	0.00

Less Distributions:
Distributions from net investment income	(0.02)	0.00	[2]
Total distributions	(0.02)	0.00

Net Asset Value – End of Period	$30.87	$25.00

Total Return	23.58%	0.01	%^

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$18,520	$16,250
Ratio of operating expenses to average net assets	0.85%	0.85	%+
Ratio of net investment income (loss)
to average net assets	(0.47)%	0.48	%+
Portfolio turnover rate	0%	0	%^

*	Commencement of operations was December 17, 2019.
+	Annualized
^	Not Annualized
[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Amount represents less than $0.01.

The accompanying notes are an integral part of these financial statements.

iM DBi ETFs

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
at December 31, 2020

NOTE 1 – ORGANIZATION

Manager Directed Portfolios Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company consisting of multiple series, and was organized as a Delaware statutory trust on April 4, 2006. These financial statements include the iM DBi Managed Futures Strategy ETF and the iM DBi Hedge Strategy ETF (each a “Fund” and collectively, the “Funds”). The Funds are both actively managed exchange-traded funds that are non-diversified series of the Trust.  The iM DBi Managed Futures Strategy ETF commenced operations on May 7, 2019 and the iM DBi Hedge Strategy ETF commenced operations on December 17, 2019.  iM Global Partner US LLC (“iM Global” or the “Advisor”) serves as the investment advisor to the Funds.  Dynamic Beta investments, LLC (the “Sub-Advisor”) serves as the sub-advisor to the Funds.  As an investment company, each Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The investment objective of the Funds is to seek long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.
B.
Consolidation of Subsidiary: The iM DBi Managed Futures Strategy ETF may invest up to 20% of its total assets in the iM DBi Cayman Managed Futures Subsidiary (the “Subsidiary”). The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by the iM DBi Managed Futures Strategy ETF. The financial statements of the iM DBi Managed Futures Strategy ETF include the operations of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. The Subsidiary acts as an investment vehicle in order to invest in commodity-linked derivative instruments consistent with the Fund’s investment objectives and policies. The iM DBi Managed Futures Strategy ETF had 7.92% of its total assets invested in the Subsidiary as of December 31, 2020.

The Subsidiary is an exempted Cayman Islands investment company and as such is not subject to Cayman Islands taxes at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation (“CFC”) not subject to U.S. income taxes. As a wholly-owned CFC, however, the Subsidiary’s net income and capital gains, if any, will be included each year in the Fund’s investment company taxable income.

C.	Federal Income Taxes: It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment

iM DBi ETFs

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
at December 31, 2020

companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income or excise tax provisions are required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Funds’ 2020 and 2021 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of Delaware.

The Subsidiary is classified as a CFC under Subchapter N of the Internal Revenue Code. Therefore, the iM DBi Managed Futures Strategy ETF is required to increase its taxable income by its share of the Subsidiary’s income. Net investment loss of the Subsidiary cannot be deducted by the iM DBi Managed Futures Strategy ETF in the current period nor carried forward to offset taxable income in future periods.

D.
Securities Transactions, Income and Distributions:  Securities transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date. Discounts and premiums on fixed income securities are amortized/accreted using the effective interest method.

The Funds distribute substantially all of their net investment income, if any, quarterly, and net realized capital gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from GAAP.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.

E.
Use of Estimates:  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

F.
Reclassification of Capital Accounts:  GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These classifications have no effect on net assets or net asset value per share.  For the most recent fiscal year ended December 31, 2020, the iM DBi Managed Futures Strategy ETF made the following permanent tax adjustments on the Statement of Assets and Liabilities:

Total Distributable Earnings	Capital Stock
$90,718	$(90,718)

iM DBi ETFs

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
at December 31, 2020

G.
Events Subsequent to the Fiscal Year End:  In preparing the financial statements as of December 31, 2020, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements and had concluded that no additional disclosures were necessary.

H.
Foreign Securities and Currency:  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate the portion of reported net realized foreign exchange gains or losses arising from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

I.
CFTC Regulation:  Because of the nature of their investments, the Funds are subject to regulation under the Commodities Exchange Act, as amended (the “CEA”), as a commodity pool and each of the Advisor and Sub-Adviser is subject to regulation under the CEA as a commodity pool operator (“CPO”), as those terms are defined under the CEA. The Advisor and Sub-Adviser are regulated by the CFTC, the National Futures Association and the U.S. Securities and Exchange Commission (“SEC”) and are subject to each regulator’s disclosure requirements. The CFTC has adopted rules that are intended to harmonize certain CEA disclosure requirements with SEC disclosure requirements.

J.
Futures Contracts:  Investments in futures contracts obligate a Fund and the clearing broker to settle monies on a daily basis representing changes in the prior days “mark-to-market” of the open contracts. If a Fund has unrealized appreciation the clearing broker would credit the Fund’s account with an amount equal to appreciation and conversely if a Fund has unrealized depreciation the clearing broker would debit the Fund’s account with an amount equal to depreciation. These daily cash settlements are also known as “variation margin.” Variation margin is recognized as a receivable and/or payable for “Variation margin on futures contracts” on the Statements of Assets and Liabilities.  As of December 31, 2020, the Funds did not hold any variation margin.

During the period the futures contract is open, changes in the value of a contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis to reflect the changes in market value of the contract, which is recognized as a component of “Change in net unrealized appreciation/depreciation on futures” on the Statements of Operations. When the contract is closed or expired, a Fund

iM DBi ETFs

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
at December 31, 2020

records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into, which is recognized as a component of “Net realized gain (loss) on futures” on the Statements of Operations.

K.
Deposits with Broker:  When trading derivative instruments, such as forward or futures contracts, the Funds and the Subsidiary are only required to post initial or variation margin with the exchange or clearing broker. The use of margin in trading these instruments has the effect of creating leverage, which can expose the Funds to substantial gains or losses occurring from relatively small price changes in the value of the underlying instrument and can increase the volatility of the Funds’ returns. Volatility is a statistical measure of the dispersion of returns of an investment, where higher volatility generally indicates greater risk.

Upon entering into a futures contract, and to maintain the Funds’ open positions in futures contracts, the Funds would be required to deposit with their custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

At December 31, 2020, the iM DBi Managed Futures Strategy ETF and Subsidiary, collectively, had $6,833,930 in cash and cash equivalents on deposit with brokers for futures, which are presented on the Fund’s consolidated statement of assets and liabilities. At December 31, 2020, the iM DBi Hedge Strategy ETF had $3,328,830 in cash and cash equivalents on deposit with brokers for futures, which are presented on the Fund’s statement of assets and liabilities.

If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, a broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, a broker will pay the excess to the Funds.

These subsequent payments, called “variation margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.”  The Funds expect to earn interest income on any margin deposits.

iM DBi ETFs

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
at December 31, 2020

L.
Counterparty, Credit and Market Risk:  Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, might not be available in connection with over-the-counter transactions or off-exchange transactions. Therefore, in those instances in which the Funds enter into such transactions, the Funds will be subject to the risk that its counterparty will be unable or unwilling to perform its obligations under the transactions and that the Funds will sustain losses. Over-the-counter (“OTC”) and off-exchange transactions have greater liquidity risk, and often do not have liquidity beyond the counterparty to the instrument. In general, there is less government regulation and supervision of transactions in the OTC markets or off-exchange than of transactions entered into on organized exchanges. Furthermore, if any futures commission merchant, broker-dealer, or financial institution holding the Funds’ assets were to become bankrupt or insolvent, it is possible that the Funds would be able to recover only a portion, or in certain circumstances, none of their assets held by such bankrupt or insolvent entity.

The risk that an issuer, guarantor or liquidity provider of an instrument (including the counterparty to an OTC position) held by the Funds will be unable or unwilling to perform its obligations is considered credit risk. It includes the risk that one or more of the securities will be downgraded by a credit rating agency; generally, lower rated issuers have higher credit risks. Credit risk also includes the risk that an issuer or guarantor of a security, or a bank or other financial institution that has entered into a repurchase agreement with the Funds, may default on its payment or repurchase obligation, as the case may be. Credit risk generally is inversely related to credit quality. To the extent that the Funds invest in derivative or other over-the-counter transactions, including forward contracts, the Funds may be exposed to a credit risk with respect to the parties with whom it trades and may also bear the risk of settlement default. These risks may differ materially from those entailed in exchange- traded transactions, which generally are backed by clearing organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections and expose the parties to the risk of counterparty default.

The market value of a security or instrument may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as “volatility,” may cause a security or instrument to be worth less than it was worth at an earlier time.  Recent turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers, which may have an adverse effect on the Funds. Market risk may affect a single issuer, industry, commodity, sector of the economy, or the market as a whole. Market risk is common to most investments – including stocks, bonds, derivatives and commodities, and the mutual funds that invest in them. The risk of bonds can vary significantly

iM DBi ETFs

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
at December 31, 2020

depending upon factors such as issuer and maturity. The bonds of some companies may be riskier than the stocks of others.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the date of measurement.
Level 2 –
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 –
Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Debt Securities:  Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 2 of the fair value hierarchy.

Futures:  Futures contracts are valued at the settlement price on the exchange on which they are principally traded. Futures are generally categorized as Level 1 of the fair value hierarchy.

iM DBi ETFs

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
at December 31, 2020

Registered Investment Companies:  Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Short-Term Debt Securities:  Short-term debt instruments having a maturity of less than 60 days are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board. Short-term debt securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board has delegated day-to-day valuation issues to a Valuation Committee of the Trust which, as of December 31, 2020, was comprised of officers of the Trust.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value, by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the fair valuation hierarchy of the Funds’ consolidated investments and other financial instruments as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
Managed Futures Strategy ETF
ASSETS:
Short-Term Investments	$—	$26,465,743	$—	$26,465,743
Total Investments in Securities	$—	$26,465,743	$—	$26,465,743
Other Financial Instruments*
Futures	$737,136	$—	$—	$737,136

LIABILITIES:
Other Financial Instruments*
Futures	$(7,110)	$—	$—	$(7,110)

iM DBi ETFs

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
at December 31, 2020

	Level 1	Level 2	Level 3	Total
Hedge Strategy ETF
ASSETS:
Short-Term Investments	$—	$13,633,027	$—	$13,633,027
Total Investments in Securities	$—	$13,633,027	$—	$13,633,027
Other Financial Instruments*
Futures	$433,579	$—	$—	$433,579

LIABILITIES:
Other Financial Instruments*
Futures	$(110,499)	$—	$—	$(110,499)

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures. Futures are reflected as the unrealized appreciation (depreciation) on the instrument.

NOTE 4 – DERIVATIVE INSTRUMENTS

During the year ended December 31, 2020, the Funds invested in Derivative Instruments such as futures contracts and forward currency contracts in order to pursue their futures strategies. The Derivative Instruments for the Managed Futures Strategy ETF are not designated as hedging instruments. The Managed Futures Strategy ETF employs long and short positions in derivatives, primarily futures contracts and forward contracts, across the broad asset classes of equities, fixed income, currencies and, through the Subsidiary, commodities. Fund positions in those contracts are determined based on a proprietary, quantitative model – the Dynamic Beta Engine – that seeks to identify the main drivers of performance by approximating the current asset allocation of a selected pool of the largest commodity trading advisor hedge funds (“CTA”), which are hedge funds that use futures or forward contracts to achieve their investment objectives. The Dynamic Beta Engine analyzes recent historical performance in order to estimate the current asset allocation of a selected pool of the largest CTAs. The Sub-Adviser relies exclusively on the model and does not have discretion to override the model-determined asset allocation or portfolio weights. The Sub-Adviser will periodically review whether instruments should be added to or removed from the model in order to improve the model’s efficiency. The model’s asset allocation is limited to asset classes that are traded on U.S.-based exchanges. Based on this analysis, the Managed Futures Strategy ETF will invest in an optimized portfolio of long and short positions in domestically-traded, liquid derivative contracts selected from a pool of the most liquid derivative contracts, as determined by the Sub-Adviser.

Futures contracts and forward contracts are contractual agreements to buy or sell a particular currency, commodity or financial instrument at a pre-determined price in the future. The Managed Futures Strategy ETF takes long positions in derivative contracts that provide exposure to various asset classes, sectors and/or markets that the Fund expects to rise in value, and takes short positions in asset classes, sectors and/or markets that the Fund expects to fall in value. Currently, the Managed Futures Strategy ETF

iM DBi ETFs

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
at December 31, 2020

expects to limit its investments to highly-liquid, domestically-traded contracts that the Sub-Adviser believes exhibit the highest correlation to what the Sub-Adviser perceives to be the core positions of the target hedge funds. Such core positions are generally long and short positions in domestically-traded derivative contracts viewed as highly liquid by the Sub-Adviser.

The Hedge Strategy ETF employs long and short positions in futures contracts to gain exposure to global equity markets, while using fixed income securities and /U.S. currency derivatives to mitigate risk. The long and short positions in the futures contracts are determined by the Fund’s sub-adviser, using a proprietary, quantitative model – the Dynamic Beta Engine. The Dynamic Beta Engine is designed to identify the main drivers of performance of a diversified portfolio of the largest Equity Hedge funds, which are hedge funds that typically employ fundamental analysis to buy or sell short individual equity securities to achieve their respective investment objectives. The sub-adviser has conducted extensive research into the drivers of performance of such hedge funds and concluded that individual security selection by the target hedge funds can deliver alpha over time through shifts in asset allocation among major equity markets. In other words, if fundamentally-driven hedge fund managers collectively determine that stocks in emerging markets are more attractive than those in developed markets, the Dynamic Beta Engine can identify this and shift asset allocation exposures accordingly.

Based on this model, the Fund will invest in an optimized portfolio of long and short positions in domestically-traded, liquid futures contracts, as determined by the Sub-Adviser. This process is repeated monthly, with all positions rebalanced at that time. The Dynamic Beta Engine analyzes recent historical performance in order to estimate the current asset allocation of a selected pool of Equity Hedge funds. The Sub-Adviser relies exclusively on the model and does not have discretion to override the model-determined asset allocation or portfolio weights. Investing in a limited number of highly liquid futures contracts and monthly rebalancing is expected to keep transaction costs low relative to Equity Hedge funds that invest in dozens or hundreds of underlying investments and must pay to loan stocks when they sell short a security.

Equity Hedge fund managers take long positions in stocks that are expected to increase in value and short positions in stocks that are expected to decrease in value. The returns of the strategy are expected to be correlated to equity markets over a full market cycle, because these managers tend to keep a long equity bias, but with lower drawdowns than major equity indices. The Hedge Strategy ETF will invest in a limited number of highly-liquid, domestically-traded futures contracts that the Sub-Adviser believes exhibit the highest correlation to what the Sub-Adviser perceives to be the core positions of the target Equity Hedge funds. Unlike Equity Hedge fund managers, the Fund will not invest in individual equity securities. Such core positions are generally long and short positions in domestically-traded derivative contracts viewed as highly liquid by the Sub-Adviser.

iM DBi ETFs

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
at December 31, 2020

The Funds may have gross notional exposure, which is defined as the sum of the notional exposure of both long and short derivative positions across the Funds, that approximates the current asset allocation and matches the risk profile of a diversified pool of the largest CTAs and Equity Hedge funds. The Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and interpretations thereunder, impose certain limitations on the Funds’ ability to use leverage. Under normal market conditions, the Sub-Adviser, on average, will target an annualized volatility level for the Fund of 8-10%.

The Sub-Adviser will, in an effort to reduce certain risks (e.g., volatility of returns), limit each Fund’s gross notional exposure on certain futures contracts whose returns are expected to be particularly volatile. In addition to these specific exposure limits, the Sub-Adviser will use quantitative methods to assess the level of risk for each Fund.

There are significant risks associated with the Funds’ use of futures contracts, including the following: (1) the success of a hedging strategy may depend on the Sub-Adviser’s ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the instruments held by each Fund and the prices of futures; (3) there may not be a liquid secondary market for a futures contract; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts. In addition, some strategies reduce each Fund’s exposure to price fluctuations, while others tend to increase its market exposure.

The Funds have adopted derivative instruments disclosure standards, in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

Statement of Assets and Liabilities – Values of Derivative Instruments as of December 31, 2020

Managed Futures Strategy ETF
	Asset Derivatives
	Statement of Assets and
	Liabilities Location	Value
Commodity Contracts – Futures*	Unrealized appreciation
	on futures contracts**	$83,908
Equity Contracts – Futures*	Unrealized appreciation
	on futures contracts**	372,784
Foreign Exchange Contracts – Futures*	Unrealized appreciation
	on futures contracts**	245,695
Interest Rate Contracts – Futures*	Unrealized appreciation
	on futures contracts**	34,749
Total		$737,136

iM DBi ETFs

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
at December 31, 2020

	Liability Derivatives
	Statement of Assets and
	Liabilities Location	Value
Foreign Exchange Contracts – Futures*	Unrealized depreciation
	on futures contracts**	$(584)
Interest Rate Contracts – Futures*	Unrealized depreciation
	on futures contracts**	(6,526)
Total		$(7,110)

*	Includes cumulative appreciation/depreciation as reported on the Consolidated Schedule of Open Futures Contracts.
**	Included in total distributable earnings on the Consolidated Statement of Assets and Liabilities.

Hedge Strategy ETF
	Asset Derivatives
	Statement of Assets and
	Liabilities Location	Value
Equity Contracts – Futures*	Unrealized appreciation
	on futures contracts**	$425,518
Foreign Exchange Contracts – Futures*	Unrealized appreciation
	on futures contracts**	359
Interest Rate Contracts – Futures*	Unrealized appreciation
	on futures contracts**	7,702
Total		$433,579

	Liability Derivatives
	Statement of Assets and
	Liabilities Location	Value
Foreign Exchange Contracts – Futures*	Unrealized depreciation
	on futures contracts**	$(98,991)
Interest Rate Contracts – Futures*	Unrealized depreciation
	on futures contracts**	(11,508)
Total		$(110,499)

*	Includes cumulative appreciation/depreciation as reported on the Schedule of Open Futures Contracts.
**	Included in total distributable earnings on the Statement of Assets and Liabilities.

iM DBi ETFs

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
at December 31, 2020

The Effect of Derivative Instruments on the Statements of Operations for the year ended December 31, 2020

Managed Futures Strategy ETF
Amount of Realized Gain (Loss) on Derivatives
Futures Contracts
Commodity Contracts	$(93,480)
Equity Contracts	(1,642,105)
Foreign Exchange Contracts	(448,020)
Interest Rate Contracts	2,887,395
Total	$703,790
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts
Commodity Contracts	$60,050
Equity Contracts	48,192
Foreign Exchange Contracts	276,181
Interest Rate Contracts	168,029
Total	$552,452

Hedge Strategy ETF
Amount of Realized Gain (Loss) on Derivatives
Futures Contracts
Equity Contracts	$1,075,780
Foreign Exchange Contracts	(161,098)
Interest Rate Contracts	831,351
Total	$1,746,033
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts
Equity Contracts	$340,865
Foreign Exchange Contracts	(44,452)
Interest Rate Contracts	26,363
Total	$322,776

Volume Disclosures

The average monthly notional amount outstanding of futures during the year ended December 31, 2020 were as follows:

	iM DBi Managed	iM DBi Hedge
Long Positions	Futures Strategy ETF	Strategy ETF
Futures	$5,999,249	$3,279,304

Short Positions
Futures	$(5,441,756)	$(904,748)

iM DBi ETFs

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
at December 31, 2020

Offsetting Assets and Liabilities

Managed Futures Strategy ETF

The Funds are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Funds to close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

The table below, as of December 31, 2020, discloses both gross information and net information about instruments and transactions eligible for offset in the Consolidated Statements of Assets and Liabilities, and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to collateral held at clearing brokers and counterparties.  For financial reporting purposes, the Funds do not offset derivative assets and liabilities, and any related collateral received or pledged, on the Consolidated Statements of Assets and Liabilities, except in the case of futures contracts for the Managed Futures Strategy ETF.

Assets				Gross Amounts not offset
in the Consolidated Statement
of Assets and Liabilities
Net
		Gross	Amounts
		Amounts	Presented
		Offset in the	in the
	Gross	Consolidated	Consolidated
	Amounts of	Statement of	Statement of
Description /	Recognized	Assets and	Assets and	Financial	Collateral	Net
Counterparty	Assets	Liabilities	Liabilities	Instruments	Received	Amount
Futures contracts*
Societe Generale	$737,136	$(7,110)	$730,026	$ —	$ —	$730,026
	$737,136	$(7,110)	$730,026	$ —	$ —	$730,026

iM DBi ETFs

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
at December 31, 2020

Liabilities				Gross Amounts not offset
in the Consolidated Statement
of Assets and Liabilities
Net
		Gross	Amounts
		Amounts	Presented
		Offset in the	in the
	Gross	Consolidated	Consolidated
	Amounts of	Statement of	Statement of
Description /	Recognized	Assets and	Assets and	Financial	Collateral	Net
Counterparty	Liabilities	Liabilities	Liabilities	Instruments	Pledged	Amount
Futures contracts*
Societe Generale	$7,110	$(7,110)	$ —	$ —	$ —	$ —
	$7,110	$(7,110)	$ —	$ —	$ —	$ —
*
Cumulative appreciation/ depreciation on futures contracts is reported in the consolidated schedule of open futures contracts. Variation margin and receivable/payable for unsettled open futures contracts presented above, if any, is presented in the Consolidated Statements of Assets and Liabilities.

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization.  Actual collateral received/pledged may be more than the amounts disclosed herein.

Hedge Strategy ETF

Assets				Gross Amounts not
offset in the Statement
of Assets and Liabilities
Net
		Gross	Amounts
		Amounts	Presented
	Gross	Offset in the	in the
	Amounts of	Statement of	Statement of
Description /	Recognized	Assets and	Assets and	Financial	Collateral	Net
Counterparty	Assets	Liabilities	Liabilities	Instruments	Received	Amount
Futures contracts*
Mizuho	$433,579	$(110,499)	$323,080	$ —	$ —	$323,080
	$433,579	$(110,499)	$323,080	$ —	$ —	$323,080

iM DBi ETFs

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
at December 31, 2020

Liabilities				Gross Amounts not
offset in the Statement
of Assets and Liabilities
Net
		Gross	Amounts
		Amounts	Presented
	Gross	Offset in the	in the
	Amounts of	Statement of	Statement of
Description /	Recognized	Assets and	Assets and	Financial	Collateral	Net
Counterparty	Liabilities	Liabilities	Liabilities	Instruments	Pledged	Amount
Futures contracts*
Mizuho	$110,499	$(110,499)	$ —	$ —	$ —	$ —
	$110,499	$(110,499)	$ —	$ —	$ —	$ —
*
Cumulative appreciation/ depreciation on futures contracts is reported in the consolidated schedule of open futures contracts. Variation margin and receivable/payable for unsettled open futures contracts presented above, if any, is presented in the Statements of Assets and Liabilities.

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization.  Actual collateral received/pledged may be more than the amounts disclosed herein.

NOTE 5 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Advisor. Under the Advisory Agreement, the Advisor provides a continuous investment program for each Funds’ assets in accordance with their investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act (the “Independent Trustees”).

Pursuant to the Advisory Agreements between the Trust, on behalf of the Funds, and iM Global, the Funds pay a unified management fee to the Advisor, which is calculated daily and paid monthly, at an annual rate of 0.85% of the Funds average daily net assets. Under the Investment Advisory Agreement, the Advisor has agreed to pay all expenses of the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and the unified management fee payable to the Advisor. iM Global, in turn, compensates the Funds’ sub-adviser from the management fee it receives.

iM DBi ETFs

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
at December 31, 2020

Dynamic Beta investments, LLC, serves as the sub-adviser to the Funds. Pursuant to a Sub-Advisory Agreement between the Advisor and the Sub-Adviser (the “Sub-Advisory Agreement”), the Sub-Adviser manages the investment program for the Funds, including the purchase, retention and disposition of investments in the Funds’ portfolio, in accordance with the Funds’ investment objectives, policies and restrictions. The Advisor has ultimate responsibility to oversee the Sub-Adviser and recommend to the Board of Trustees its hiring, termination, and replacement. In this capacity, the Advisor, among other things: (i) monitors the compliance of the Sub-Adviser with the investment objectives and related policies of the Funds; (ii) reviews the performance of the Sub-Adviser; and (iii) reports periodically on such performance to the Board of Trustees. The Sub-Adviser is paid a sub-advisory fee by the Advisor for its services as sub-adviser to the Funds. The Advisor is a minority owner of the Sub-Adviser.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  Fund Services also serves as the fund accountant and transfer agent to the Funds.  Vigilant Compliance, LLC serves as the Chief Compliance Officer to the Funds.  U.S. Bank N.A., an affiliate of Fund Services, serves as the Funds’ custodian.

For the year ended December 31, 2020, the Managed Futures Strategy ETF and the Hedge Strategy ETF paid $2,311 and $3,456, respectively, in brokerage commissions from portfolio transactions to U.S. Bank N.A., an affiliate of the Distributor.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds shares.

Certain officers of the Funds are employees of the Administrator and are not paid any fees by the Funds for serving in such capacities.

NOTE 6 – SECURITIES TRANSACTIONS

For the year ended December 31, 2020, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Managed Futures Strategy ETF	$ —	$ —
Hedge Strategy ETF	$ —	$ —

There were no purchases or sales of long-term U.S. Government securities.

iM DBi ETFs

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
at December 31, 2020

NOTE 7 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on NYSE Arca, Inc. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in blocks of 25,000 shares, called “Creation Units.” The Funds generally issue and redeem Creation Units in exchange for a designated amount of U.S. cash and/or a portfolio of securities closely approximating the holdings of the Funds. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds are $250, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Advisor, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. There were no variable fees received during the period. The Funds may issue an unlimited number of shares of beneficial interest, with $0.01 par value.

iM DBi ETFs

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
at December 31, 2020

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

As of December 31, 2020, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Managed Futures	Hedge
	Strategy ETF	Strategy ETF
Cost of investments	$27,113,133	$13,956,645
Gross unrealized appreciation	84,119	90
Gross unrealized depreciation	(1,485)	(628)
Net unrealized depreciation	82,634	(538)
Undistributed ordinary income	352,278	748,713
Undistributed long-term capital gain	773,792	1,241,286
Total distributable earnings	1,126,070	1,989,999
Other accumulated gains/(losses)	—	—
Total accumulated earnings/(losses)	$1,208,704	$1,989,461

As of December 31, 2020, the Funds had no short-term or long-term tax basis capital losses to offset future capital gains.

The tax character of distributions paid during the year ended December 31, 2020 and fiscal period ended December 31, 2019 was as follows:

	Year Ended	Fiscal Period Ended
	December 31, 2020	December 31, 2019
Managed Futures Strategy ETF
Ordinary income	$138,612	$735,072
Long-term capital gains	185,242	980,367
Hedge Strategy ETF
Ordinary income	$13,991	$2,612
Long-term capital gains	182	—

NOTE 9 – PRINCIPAL RISKS

Below are summaries of some, but not all, of the principal risks of investing in the Funds, each of which could adversely affect each Fund’s NAV, market price, yield, and total return. Further information about investment risks are available in each Fund’s prospectus and Statement of Additional Information.

Managed Futures Strategy ETF

General Market Risk; Recent Market Events.  The value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally. Certain investments selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time. The value of the Fund’s investments may go up or down, sometimes

iM DBi ETFs

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
at December 31, 2020

dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, inflation, changes in interest rates, lack of liquidity in the fixed income markets or adverse investor sentiment.

U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including the impact of the coronavirus (COVID-19) global pandemic, which has resulted in a public health crisis, business interruptions, growth concerns in the U.S. and overseas, layoffs, rising unemployment claims, changed travel and social behaviors and reduced consumer spending. The effects of COVID-19 may lead to a substantial economic downturn or recession in the U.S. and global economies, the recovery from which is uncertain and may last for an extended period of time.

Managed Futures Strategy Risk: In seeking to achieve its investment objective, the Fund will utilize various investment strategies that involve the use of complex investment techniques, and there is no guarantee that these strategies will succeed. The use of such strategies and techniques may subject the Fund to greater volatility and loss. There can be no assurance that utilizing a certain approach or model will achieve a particular level of return or reduce volatility and loss.

Futures Contracts Risk:  Futures contracts have a high degree of price variability and are subject to occasional rapid and substantial changes. There is an imperfect correlation between the change in market value of the futures contracts and the market value of the underlying instrument or reference assets with respect to such contracts. Futures contracts pose the risk of a possible lack of a liquid secondary market, resulting in the potential inability to close a futures contract when desired. Futures contracts are also subject to risks related to possible market disruptions or other extraordinary events, including but not limited to, governmental intervention, and potentially unlimited losses caused by unanticipated market movements. Futures contracts are subject to the possibility that the counterparties to the contracts will default in the performance of their obligations. If the Fund has insufficient cash, it may either have to sell securities from its portfolio to meet daily variation margin requirements with respect to its futures contracts, or close certain positions at a time when it may be disadvantageous to do so. The successful use of futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations.

The use of futures contracts, which are derivative instruments, will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an investment and results in increased volatility, which means the Fund will have the potential for greater losses than if the Fund did not employ leverage in its investment activity. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the value of the Fund’s securities or related derivatives instruments to be volatile. There is no assurance that the Fund’s investment in a futures contract with leveraged exposure to certain investments and markets will enable the Fund to achieve its investment objective.

iM DBi ETFs

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
at December 31, 2020

Forward Contracts Risk:  Forward contracts involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties in an amount and at a price set at the time of the contract. At the maturity of a forward contract, a fund may either accept or make delivery of the currency specified in the contract or, at or prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. The Fund may invest in non-deliverable forwards, which are cash-settled, short-term forward contracts on foreign currencies that are non-convertible and that may be thinly traded or illiquid. The use of forward contracts involves various risks, including the risks associated with fluctuations in foreign currency and the risk that the counterparty will fail to fulfill its obligations.

Commodities Risk:  Exposure to the commodities markets (including financial futures markets) may subject the Fund, through its investment in the Subsidiary, to greater volatility than investments in traditional securities. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including changes in interest rates, supply and demand relationships and balances of payments and trade; weather and natural disasters; and governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies. The commodity markets are subject to temporary distortions and other disruptions. U.S. futures exchanges and some foreign exchanges have regulations that limit the amount of fluctuation in futures contract prices which may occur during a single business day. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.

Counterparty Risk:  The derivative contracts entered into by the Fund or its Subsidiary may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

Credit Risk:  Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative

iM DBi ETFs

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
at December 31, 2020

characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

Currency Risk:  The Fund’s exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency that the Fund is short. Currency rates in foreign countries may fluctuate significantly over short periods of time for any number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

Derivatives Risk:  Derivatives include instruments and contracts that are based on, and are valued in relation to, one or more underlying securities, financial benchmarks or indices, such as futures, swap agreements and forward contracts. Derivatives typically have economic leverage inherent in their terms. The primary types of derivatives in which the Fund or the Subsidiary invest are futures contracts and forward contracts. Futures contracts and forward contracts can be highly volatile, illiquid and difficult to value, and changes in the value of such instruments held directly or indirectly by the Fund may not correlate with the underlying instrument or reference assets, or the Fund’s other investments. Although the value of futures contracts and forward contracts depends largely upon price movements in the underlying instrument or reference asset, there are additional risks associated with futures contracts and forward contracts that are possibly greater than the risks associated with investing directly in the underlying instruments or reference assets, including illiquidity risk, leveraging risk and counterparty credit risk. A small position in futures contracts or forward contracts could have a potentially large impact on the Fund’s performance. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and forward contracts.

Equity Securities Risk:  The Fund may invest in, or have exposure to, equity securities. Equity securities tend to be more volatile than other investment choices, such as debt and money market instruments. The value of your investment may decrease in response to overall stock market movements or the value of individual securities.

ETF Risks:  The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

o
Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

iM DBi ETFs

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
at December 31, 2020

o
Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.

o
Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

o
Trading. Although shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares.

Debt Securities and Fixed-Income Risk:  Fixed income securities, such as U.S. Treasuries, or derivatives based on fixed income securities, are subject to credit risk and interest rate risk. Credit risk, as described more fully, refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. Prices of fixed income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed income security prices and, accordingly, the Fund’s returns and share price. In addition, the Fund may be subject to “call” risk, which is the risk that during a period of falling interest rates the issuer may redeem a security by repaying it early (which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates), and “extension” risk, which occurs during a rising interest rate environment because certain obligations will be paid off by an issuer more slowly than anticipated (causing the value of those securities held by the Fund to fall).

General Market Risk:  The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

Government Securities and Agency Risk:  Direct obligations of the U.S. Government such as Treasury bills, notes and bonds are supported by its full faith and credit. Indirect obligations issued by Federal agencies and government-sponsored entities generally are not backed by the full faith and credit of the U.S. Treasury. Accordingly, while U.S. Government

iM DBi ETFs

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
at December 31, 2020

agencies and instrumentalities may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. Some of these indirect obligations may be supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others are supported only by the credit of the instrumentality.

Interest Rate Risk:  Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may lose money if short term or long-term interest rates rise sharply or otherwise change in a manner not anticipated by the Sub-Adviser. The Fund may be subject to heightened interest rate risk due to rising rates as the current period of historically low interest rates may be ending. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations, but increasing interest rates may have an adverse effect on the value of the Fund’s investment portfolio as a whole, as investors and markets adjust expected returns relative to such increasing rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

Leverage Risk:  Although the Fund will not borrow funds for trading, the Fund should be considered highly leveraged and is suitable only for investors with high tolerance for investment risk. Leverage embedded in the various derivative instruments traded may result in the Fund or its Subsidiary holding positions whose face or notional value may be many times the Fund’s NAV. As a result of this leveraging, even a small movement in the price of a commodity can cause a correspondingly large profit or loss. Losses incurred on leveraged investments increase in direct proportion to the degree of leverage employed. Furthermore, derivative instruments and futures contracts are highly volatile and are subject to occasional rapid and substantial fluctuations. Volatility is a statistical measurement of the variation of returns of a security or fund or index over time. Higher volatility generally indicates higher risk. You could lose all or substantially all of your investment in the Fund should the Fund’s trading positions suddenly turn unprofitable.

Liquidity Risk:  The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in derivative instruments involve the risk that the Fund may be unable to sell the derivative instrument or sell it at a reasonable price.

Management Risk:  The Fund is actively-managed and may not meet its investment objective based on the portfolio managers’ success or failure to implement investment strategies for the Fund.

Market Risk:  The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, including the activities and financial condition of individual companies, the market in which an issuer competes, and general economic conditions. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

iM DBi ETFs

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
at December 31, 2020

Non-Diversified Fund Risk:  Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer.  As a result, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

OTC Trading Risk:  Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the “over-the-counter” or “OTC” market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk:  The Fund may frequently buy and sell portfolio securities and other assets to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Regulatory Risk:  Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer, or market value, of an instrument held by the Fund or its Subsidiary or that could adversely impact the Fund’s performance.

Short Sales Risk:  The Fund may take a short position in a derivative instrument, such as a future, or forward, or swap or a security. A short position on a derivative instrument or security involves the risk of a theoretically unlimited increase in the value of the underlying instrument. Short sales also involve transaction and other costs that will reduce potential Fund gains and increase potential Fund losses.

Subsidiary Risk: By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund.

Tax Risk:  In order to qualify as a RIC under Subchapter M of the Code and be eligible to receive “pass-through” tax treatment, the Fund must, among other things, meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. Under the source of income test, at least 90% of a RIC’s gross income each year must be “qualifying income,” which generally consists of dividends, interest, gains on investment assets and certain other categories of investment income. Although qualifying income generally does not include income derived directly from commodities, including certain commodity-linked derivatives, the Internal Revenue Service (“IRS”) issued many private letter rulings (which the Fund may not use or cite as

iM DBi ETFs

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
at December 31, 2020

precedent because only the recipient of a private letter ruling may rely upon it) between 2006 and 2011 concluding that income a RIC derives from a wholly owned foreign subsidiary (a controlled foreign corporation or “CFC”), such as the Subsidiary, which earns income derived from commodities is qualifying income. The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to the commodities markets within the limitations of the Code such that the Fund continues to qualify as a RIC, but there is a risk that the IRS could assert that the income that the Fund derives from the Subsidiary and/or certain commodity-linked structured notes will not be considered qualifying income for purposes of the source of income test.

The federal income tax treatment of the Fund’s income from the Subsidiary also may be negatively affected by future legislation, Treasury Regulations (proposed or final), and/or other IRS guidance or authorities that could affect the character, timing of recognition, and/or amount of the Fund’s investment company taxable income and/or net capital gains and, therefore, the distributions it makes. If the Fund failed the source of income test for any taxable year but was eligible to and did cure the failure, it could incur potentially significant additional federal income tax expenses. If, on the other hand, the Fund failed to qualify as a RIC for any taxable year and was ineligible to or otherwise did not cure the failure, it would be subject to federal income tax at the fund-level on its taxable income at the regular corporate tax rate (without reduction for distributions to shareholders), with the consequence that its income available for distribution to shareholders would be reduced and distributions from its current or accumulated earnings and profits would generally be taxable to its shareholders as dividend income.

Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

Hedge Strategy ETF

General Market Risk; Recent Market Events.  The value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally. Certain investments selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time. The value of the Fund’s investments may go up or down, sometimes dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, inflation, changes in interest rates, lack of liquidity in the fixed income markets or adverse investor sentiment.

U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including the impact of the coronavirus (COVID-19) global pandemic, which has resulted in a public health

iM DBi ETFs

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
at December 31, 2020

crisis, business interruptions, growth concerns in the U.S. and overseas, layoffs, rising unemployment claims, changed travel and social behaviors and reduced consumer spending. The effects of COVID-19 may lead to a substantial economic downturn or recession in the U.S. and global economies, the recovery from which is uncertain and may last for an extended period of time.

Equity Hedge Strategy Risk:  In seeking to achieve its investment objective, the Fund will utilize various investment strategies that seek to identify the main drivers of performance of a diversified portfolio of the largest long/short equity hedge funds.  These investment strategies involve the use of complex derivative techniques, and there is no guarantee that these strategies will succeed. The use of such strategies and techniques may subject the Fund to greater volatility and loss than investing in individual equity securities. There can be no assurance that utilizing a certain approach or model will achieve a particular level of return or reduce volatility and loss.

Futures Contracts Risk:  Futures contracts have a high degree of price variability and are subject to occasional rapid and substantial changes. There is an imperfect correlation between the change in market value of the futures contracts and the market value of the underlying instrument or reference assets with respect to such contracts. Futures contracts pose the risk of a possible lack of a liquid secondary market, resulting in the potential inability to close a futures contract when desired. Futures contracts are also subject to risks related to possible market disruptions or other extraordinary events, including but not limited to, governmental intervention, and potentially unlimited losses caused by unanticipated market movements. Futures contracts are subject to the possibility that the counterparties to the contracts will default in the performance of their obligations. If the Fund has insufficient cash, it may either have to sell securities from its portfolio to meet daily variation margin requirements with respect to its futures contracts, or close certain positions at a time when it may be disadvantageous to do so. The successful use of futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations.

The use of futures contracts, which are derivative instruments, will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an investment and results in increased volatility, which means the Fund will have the potential for greater losses than if the Fund did not employ leverage in its investment activity. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the value of the Fund’s securities or related derivatives instruments to be volatile. There is no assurance that the Fund’s investment in a futures contract with leveraged exposure to certain investments and markets will enable the Fund to achieve its investment objective.

Long Short Risk:  The Fund seeks long exposure to certain factors and short exposure to certain other factors.  The Fund may or may not take long positions in correlated asset classes.  The Fund could lose money if either or both of the Fund’s long and short

iM DBi ETFs

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
at December 31, 2020

positions produce negative returns.  The Dynamic Beta Engine may or may not identify long and short positions in correlated asset classes.  There is no guarantee that the returns of the Fund’s long and short positions will produce positive returns.

Credit Risk:  Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

Currency Risk:  The Fund’s exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency that the Fund is short. Currency rates in foreign countries may fluctuate significantly over short periods of time for any number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

Derivatives Risk: Derivatives include instruments and contracts that are based on, and are valued in relation to, one or more underlying securities, financial benchmarks or indices, such as futures, swap agreements and forward contracts. Derivatives typically have economic leverage inherent in their terms. The primary types of derivatives in which the Fund or the Subsidiary invest are futures contracts and forward contracts. Futures contracts and forward contracts can be highly volatile, illiquid and difficult to value, and changes in the value of such instruments held directly or indirectly by the Fund may not correlate with the underlying instrument or reference assets, or the Fund’s other investments. Although the value of futures contracts and forward contracts depends largely upon price movements in the underlying instrument or reference asset, there are additional risks associated with futures contracts and forward contracts that are possibly greater than the risks associated with investing directly in the underlying instruments or reference assets, including illiquidity risk, leveraging risk and counterparty credit risk. A small position in futures contracts or forward contracts could have a potentially large impact on the Fund’s performance. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and forward contracts.

Equity Securities Risk:  The Fund may invest in, or have exposure to, equity securities. Equity securities tend to be more volatile than other investment choices, such as debt and money market instruments. The value of your investment may decrease in response to overall stock market movements or the value of individual securities.

iM DBi ETFs

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
at December 31, 2020

ETF Risks:  The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

o
Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

o
Costs of Buying or Selling Shares.  Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.

o
Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

o
Trading.  Although shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares.

Debt Securities and Fixed-Income Risk:  Fixed income securities, such as U.S. Treasuries, or derivatives based on fixed income securities, are subject to credit risk and interest rate risk. Credit risk, as described more fully, refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. Prices of fixed income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed income security prices and, accordingly, the Fund’s returns and share price. In addition, the Fund may be subject to “call” risk, which is the risk that during a period of falling interest rates the issuer may redeem a security by repaying it

iM DBi ETFs

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
at December 31, 2020

early (which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates), and “extension” risk, which occurs during a rising interest rate environment because certain obligations will be paid off by an issuer more slowly than anticipated (causing the value of those securities held by the Fund to fall).

General Market Risk:  The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

Government Securities and Agency Risk:  Direct obligations of the U.S. Government such as Treasury bills, notes and bonds are supported by its full faith and credit. Indirect obligations issued by Federal agencies and government-sponsored entities generally are not backed by the full faith and credit of the U.S. Treasury. Accordingly, while U.S. Government agencies and instrumentalities may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. Some of these indirect obligations may be supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others are supported only by the credit of the instrumentality.

Interest Rate Risk:  Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may lose money if short term or long-term interest rates rise sharply or otherwise change in a manner not anticipated by the Sub-Adviser. The Fund may be subject to heightened interest rate risk due to rising rates as the current period of historically low interest rates may be ending. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations, but increasing interest rates may have an adverse effect on the value of the Fund’s investment portfolio as a whole, as investors and markets adjust expected returns relative to such increasing rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

Liquidity Risk:  The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in derivative instruments involve the risk that the Fund may be unable to sell the derivative instrument or sell it at a reasonable price.

Management Risk:  The Fund is actively-managed and may not meet its investment objective based on the portfolio managers’ success or failure to implement investment strategies for the Fund.

Market Risk:  The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, including the activities and financial condition of individual companies, the market in which an issuer competes, and general economic conditions. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

iM DBi ETFs

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
at December 31, 2020

Non-Diversified Fund Risk:  Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer.  As a result, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Portfolio Turnover Risk:  The Fund may frequently buy and sell portfolio securities and other assets to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Regulatory Risk:  Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer, or market value, of an instrument held by the Fund or that could adversely impact the Fund’s performance.

Short Sales Risk:  The Fund may take a short position in a derivative instrument, such as a future, or forward, or swap or a security. A short position on a derivative instrument or security involves the risk of a theoretically unlimited increase in the value of the underlying instrument. Short sales also involve transaction and other costs that will reduce potential Fund gains and increase potential Fund losses.

NOTE 10 – GUARANTEES AND INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications.  Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

iM DBi ETFs

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Manager Directed Portfolios and the Shareholders
of iM DBi Managed Futures Strategy ETF and iM DBi Hedge Strategy ETF

Opinion on the Financial Statements
We have audited the accompanying (consolidated where noted) statements of assets and liabilities of iM DBi Managed Futures Strategy ETF and iM DBi Hedge Strategy ETF, each a series of shares of beneficial interest in Manager Directed Portfolios (the “Funds”), including the (consolidated where noted) schedules of investments, as of December 31, 2020, and the related (consolidated where noted) statements of operations for the year then ended and the (consolidated where noted) statements of changes in net assets and financial highlights (consolidated where noted) as noted in the table below, and the (consolidated where noted) related notes (collectively referred to as the “financial statements”). In our opinion, the (consolidated where noted) financial statements present fairly, in all material respects, the financial position of the Funds as of December 31, 2020, and the results of their operations, for the year then ended and the changes in their net assets, and their financial highlights as noted in the table below, in conformity with accounting principles generally accepted in the United States of America.

Statements of Changes in
Fund	Net Assets and the Financial Highlights
iM DBi Managed Futures Strategy ETF
The consolidated statements of changes in net assets and the consolidated financial highlights for the year ended December 31, 2020 and for the period from May 17, 2019 (commencement of operations) through December 31, 2019.

iM DBi Hedge Strategy ETF
The statements of changes in net assets and the financial highlights for the year ended December 31, 2020 and for the period from December 17 2019 (commencement of operations) through December 31, 2019.

Basis for Opinion
These financial statements are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an

iM DBi ETFs

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(Continued)

audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Manager Directed Portfolios since 2007.

Philadelphia, Pennsylvania
February 25, 2021

iM DBi ETFs

EXPENSE EXAMPLE
December 31, 2020 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from July 1, 2020 to December 31, 2020 for the iM DBi Managed Futures Strategy ETF and iM DBi Hedge Strategy ETF.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account.  The example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  As noted above, there are some account fees that are charged to certain types of accounts that would increase the amount of expense paid on your account.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iM DBi ETFs

EXPENSE EXAMPLE (Continued)
December 31, 2020 (Unaudited)

Managed Futures Strategy ETF
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	7/1/2020	12/31/2020	7/1/2020-12/31/2020(1)
Actual	$1,000.00	$1,053.90	$4.39
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.86	$4.32

(1)	Expenses are equal to the Fund’s annualized expense ratio of 0.85% multiplied by the average account value over the period, multiplied by 184/366 (to reflect the period).

Hedge Strategy ETF
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	7/1/2020	12/31/2020	7/1/2020-12/31/2020(1)
Actual	$1,000.00	$1,220.80	$4.74
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.86	$4.32

(1)	Expenses are equal to the Fund’s annualized expense ratio of 0.85% multiplied by the average account value over the period, multiplied by 184/366 (to reflect the period).

iM DBi ETFs

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended, the Funds, each a series of Manager Directed Portfolios (the “Trust”), have adopted and implemented a liquidity risk management program tailored specifically to each Fund (the “Program”). The Program seeks to promote effective liquidity risk management for each Fund and to protect Fund shareholders from dilution of their interests. The Board has designated the Funds’ investment adviser to serve as the administrator of the Program (the “Program Administrator”). Personnel of the Funds’ investment adviser conduct the day-to-day operation of the Program pursuant to policies and procedures administered by the Program Administrator. The Program Administrator is required to provide a written annual report to the Board and the chief compliance officer of the Trust regarding the adequacy and effectiveness of the Program and any material changes to the Program.

Under the Program, the Program Administrator manages each Fund’s liquidity risk, which is the risk that a Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of a Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. The Program Administrator’s process of determining the degree of liquidity of each Fund’s investments is supported by one or more third-party liquidity assessment vendors.

On November 10, 2020, the Board reviewed the Program Administrator’s assessment of the operation and effectiveness of the Program for the period June 1, 2019 through June 30, 2020 (the “Report”) and a memorandum regarding the Report prepared by the Trust’s chief compliance officer. The Report noted that each Fund’s portfolio is expected to continue to primarily hold highly liquid investments and the determination that each Fund be designated as a “primarily highly liquid fund” (as defined in Rule 22e-4) remains appropriate. Each Fund can therefore continue to rely on the exclusion in Rule 22e-4 from the requirements to determine and review a highly liquid investment minimum for the Fund and to adopt policies and procedures for responding to a highly liquid investment minimum shortfall. The Report noted that there were no breaches of the Funds’ restriction on holding illiquid investments exceeding 15% of their net assets during the review period. The Report confirmed that each Fund’s investment strategy was appropriate for an open-end management investment company. The Report also indicated that no material changes had been made to the Program during the review period.

The Program Administrator determined that the Funds are reasonably likely to be able to meet redemption requests without adversely affecting non-redeeming Fund shareholders through significant dilution. The Program Administrator concluded that the during the review period, the Program was adequately designed and effectively operating to monitor the liquidity risk to each Fund, taking into account the size of each Fund, the type of business conducted, and other relevant factors.

iM DBi ETFs

NOTICE TO SHAREHOLDERS
at December 31, 2020 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-898-1041 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the most recent 12-Month Period Ended June 30

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available no later than August 31 without charge, upon request, by 1-888-898-1041.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q/N-PORT

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020).  The Funds’ Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020) is available on the SEC’s website at http://www.sec.gov.  Information included in the Funds’ Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020) is also available, upon request, by calling 1-888-898-1041.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-898-1041 to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

iM DBi ETFs

TRUSTEES AND OFFICERS
(Unaudited)

The business and affairs of the Trust are managed under the oversight of the Board, subject to the laws of the State of Delaware and the Trust’s Agreement and Declaration of Trust. The Board, as of January 1, 2021, is currently comprised of four trustees who are not interested persons of the Trust within the meaning of the 1940 Act (the “Independent Trustees”). The Trustees are responsible for deciding matters of overall policy and overseeing the actions of the Trust’s service providers. The officers of the Trust conduct and supervise the Trust’s daily business operations.

Number of
			Funds	Other
	Position(s) Held		in Fund	Directorships
Name,	with the Trust		Complex	Held by Trustee
(Year of Birth)	and Length of	Principal Occupation(s)	Overseen by	During the
and Address(1)	Time Served(3)	During the Past Five Years	Trustee	Past Five Years

INDEPENDENT TRUSTEES

Gaylord B. Lyman	Trustee and	Senior Portfolio Manager,	9	None
(Born 1962)	Audit	Affinity Investment Advisors,
	Committee	LLC, since 2017; Managing
	Chairman,	Director of Kohala Capital
	since April 2015	Partners, LLC (2011 – 2016).

Scott Craven Jones	Trustee,	Managing Director, Carne	9	Trustee, Madison
(Born 1962)	since July 2016	Global Financial Services (US)		Funds, since 2019
	and Lead	LLC (a provider of independent		(18 portfolios);
	Independent	governance and distribution		Trustee, XAI
	Trustee,	support for the asset management		Octagon Floating
	since May 2017	industry), since 2013; interim		Rate &
		Managing Director, Park Agency,		Alternative
		Inc., since 2020.		Income Term
Trust, since 2017
(2 portfolios);
Director,
Guestlogix Inc.
(a provider of
ancillary-focused
technology to the
travel industry)
(2015 – 2016).

iM DBi ETFs

TRUSTEES AND OFFICERS (Continued)
(Unaudited)

Number of
			Funds	Other
	Position(s) Held		in Fund	Directorships
Name,	with the Trust		Complex	Held by Trustee
(Year of Birth)	and Length of	Principal Occupation(s)	Overseen by	During the
and Address(1)	Time Served(3)	During the Past Five Years	Trustee	Past Five Years

Lawrence T.	Trustee,	Senior Vice President and Chief	9	None
Greenberg	since July 2016	Legal Officer, The Motley Fool
(Born 1963)		Holdings, Inc., since 1996;
Venture Partner and General
Counsel, Motley Fool Ventures
LP, since 2018; Manager, Motley
Fool Wealth Management, LLC,
since 2013; Adjunct Professor,
Washington College of Law,
American University, since 2006;
General Counsel Motley Fool
Asset Management, LLC
(2008 – 2019).

James R.	Trustee,	Distribution consultant since	9	None
Schoenike(2)	since July 2016	2018; President and CEO,
(Born 1959)		Board of Managers, Quasar
Distributors, LLC (2013 – 2018).

(1)	The address of each Trustee as it relates to the Trust’s business is c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, WI 53202.
(2)
Mr. Schoenike became an Independent Trustee on January 1, 2021.  He was an Interested Trustee and Chairman through December 31, 2020 by virtue of the fact that he was recently President of Quasar Distributors, LLC, the Fund’s distributor (the “Distributor”).

(3)	Each Trustee serves during the continued lifetime of the Trust until he dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.

As of the date of this report, no Independent Trustee nor any of his immediate family members (i.e., spouse or dependent children) serves as an officer or director or is an employee of the Advisor, Sub-Advisor or Distributor, or any of their respective affiliates, nor is such person an officer, director or employee of any company controlled by or under common control with such entities.

iM DBi ETFs

TRUSTEES AND OFFICERS (Continued)
(Unaudited)

Name	Position(s) Held with
(Year of Birth)	Trust and Length
and Address	of Time Served(3)	Principal Occupation(s) During Past Five Years

OFFICERS

Douglas J. Neilson(1)	President and Principal	Vice President, Compliance and Administration,
(Born 1975)	Executive Officer,	Fund Services, since 2001.
since July 1, 2016

Matthew J. McVoy(1)	Treasurer and Principal	Assistant Vice President, Compliance and
(Born 1980)	Financial Officer,	Administration, Fund Services, since 2005.
since July 1, 2016

Justin Dausch(2)	Chief Compliance	Director, Vigilant, since 2017; Compliance Associate,
(Born 1989)	Officer and Anti-Money	HSBC (investment banking company), 2015 – 2017.
Laundering Compliance
Officer,
since January 1, 2020

Alyssa M. Bernard(1)	Secretary,	Assistant Vice President, Compliance and
(Born 1988)	since August 20, 2019	Administration, Fund Services, since 2018; Attorney,
Mutual Fund Disclosure, Waddell & Reed Financial,
Inc., 2017 – 2018; Attorney, Corporate Governance,
American Century Companies, Inc., 2014 – 2017.

(1)	The mailing address of this officer is: 615 East Michigan Street, Milwaukee, Wisconsin 53202.
(2)	The mailing address of this officer is: 223 Wilmington West Chester Pike, Suite 216, Chadds Ford, Pennsylvania 19317.
(3)	Each officer is elected annually and serves until his or her successor has been duly elected and qualified.

The Statement of Additional Information includes additional information about the Funds’ Trustees and Officers and is available, without charge, upon request by calling 1-888-898-1041.

iM DBi ETFs

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS,
SUB-ADVISORY AGREEMENTS AND SUBSIDIARY INVESTMENT
MANAGEMENT AGREEMENT (Unaudited)

The Board of Trustees (the “Board”) of Manager Directed Portfolios (the “Trust”) met on November 9, 2020 to consider the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the iM DBi Managed Futures Strategy ETF (“DBMF”) and the iM DBi Hedge Strategy ETF (“DBEH”) (each, a “Fund,” and together, the “Funds”), each series of the Trust, and the Funds’ investment adviser, iM Global Partner US LLC (“iM Global”), the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between iM Global and Dynamic Beta investments LLC (“DBi”). With respect to DBMF, the Trustees also considered the renewal of the investment management agreement between DBi and the iM DBi Cayman Managed Futures Subsidiary, a wholly-owned and controlled subsidiary of the Fund (the “Subsidiary Investment Management Agreement”) (together, with the Advisory Agreement and the Sub-Advisory Agreement, the “Agreements”). In approving the Agreements, the Board relied on an SEC order issued on June 19, 2020 that conditionally exempts registered investment companies from in-person voting requirements through at least December 31, 2020.

At this meeting, and at a prior meeting held on October 13, 2020, the Board requested and received materials to assist them in considering the approval of the Agreements.  The materials provided contained information with respect to the factors enumerated below, including copies of the Agreements, a memorandum prepared by the Trust’s outside legal counsel discussing the Board’s fiduciary obligations and the factors the Board should consider in the renewal of the Agreements, comparative information relating to the performance of the Funds against each Fund’s respective peer group and benchmark index, due diligence materials provided by iM Global and DBi, including iM Global’s and DBi’s Form ADV, information regarding iM Global’s and DBi’s compliance program, personnel and financial condition, profitability information, and other pertinent information.  The Board also reviewed the advisory fee payable by each Fund under the Advisory Agreement, the sub-advisory fee payable by iM Global to DBi under the Sub-Advisory Agreement, and comparative fee and expense information provided by Morningstar. The Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), also met in executive session with legal counsel to review their duties in considering the Agreements and the information provided.  The Board also took into account information routinely provided at quarterly meetings throughout the year regarding the quality of services provided by iM Global and DBi, the performance of the Funds, trading, asset flows, compliance issues and related matters.

Based on their evaluation of the information provided as part of the November 9, 2020 and October 13, 2020 meetings, as well as information provided by iM Global and DBi over the course of the year, the Trustees, including a majority of the Independent Trustees,

iM DBi ETFs

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS,
SUB-ADVISORY AGREEMENTS AND SUBSIDIARY INVESTMENT
MANAGEMENT AGREEMENT (Unaudited) (Continued)

approved the continuation of the Advisory Agreement, the Sub-Advisory Agreement, and the Subsidiary Investment Management Agreement, each for an additional one-year term.  Below is a summary of the material factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the Agreements.

1.  NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUNDS

The Trustees considered the nature, extent and quality of services provided by iM Global and DBi to the Funds.  The Trustees considered the services provided by iM Global, including sub-adviser evaluation and oversight, compliance services, shareholder servicing, and ETF distribution, marketing and expense reporting.  In addition, the Trustees considered the specific responsibilities of iM Global and DBi in the day-to-day management of the Funds, as well as the qualifications, experience and responsibilities of Andrew Beer and Matthias Mamou-Mani, the Funds’ portfolio managers, and other key personnel at iM Global and DBi involved in the day-to-day activities of the Funds. The Trustees noted that iM Global manages one other fund in the Trust. The Board also considered compliance support services provided to iM Global by an industry consultant.

The Trustees noted that they had met with iM Global via videoconference earlier in the year to discuss iM Global’s and DBi’s services to the Funds and various business, performance, marketing and compliance updates. The Trustees discussed iM Global’s and DBi’s compliance programs, including the reports of the Trust’s chief compliance officer to the Trustees on the effectiveness of each firm’s compliance program.  The Trustees reviewed responses provided by iM Global in a supplemental due diligence questionnaire that were specific to ETF-related matters. The Trustees also considered the effective operation of each firm’s business continuity plan during the COVID-19 pandemic. The Trustees concluded that both iM Global and DBi had sufficient quality and depth of personnel, resources, investment methods (in the case of DBi) and compliance policies and procedures essential to performing their duties under the Advisory Agreement and Sub-Advisory Agreement, respectively, and that the nature, overall quality and extent of services provided to the Fund were satisfactory.  In addition, with respect to DBMF, the Trustees concluded that DBi had sufficient quality and depth of personnel, resources, and compliance policies and procedures essential to performing its duties under the Subsidiary Investment Management Agreement.

2.  INVESTMENT PERFORMANCE OF THE FUNDS

DBMF. The Trustees discussed the performance of DBMF for the year-to-date, one-year, and since inception periods ended June 30, 2020.  The Trustees considered that iM Global does not directly manage the Fund’s investment portfolio, but had delegated those duties to DBi, subject to iM Global’s oversight. In assessing the quality of the portfolio management services delivered by iM Global and DBi, the Trustees considered the

iM DBi ETFs

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS,
SUB-ADVISORY AGREEMENTS AND SUBSIDIARY INVESTMENT
MANAGEMENT AGREEMENT (Unaudited) (Continued)

performance of the Fund on both an absolute basis and in comparison to the Fund’s benchmark, the SC CTA Index. The Trustees also compared the Fund’s performance to a peer group of U.S managed futures funds (the “Morningstar Peer Group”).  The Trustees also reviewed information on the historical performance of a composite of other separately managed futures strategy accounts of DBi that are similar to the Fund in terms of investment strategy.

The Trustees noted that DBMF underperformed the SG CTA Index and the Morningstar Peer Group for the year-to-date period and outperformed the SC CTA Index and the Morningstar Peer Group for the one-year and since inception periods. The Trustees reviewed the Fund’s performance relative to DBi’s composite of other separately managed accounts managed with investment strategies substantially similar to the Fund, and noted the factors that materially contributed to the difference in performance between the Fund and the performance of the separately managed accounts.

DBEH. The Trustees discussed the performance of DBEH for the year-to-date and since inception periods ended June 30, 2020.  The Trustees considered that iM Global does not directly manage the Fund’s investment portfolio, but had delegated those duties to DBi, subject to iM Global’s oversight. In assessing the quality of the portfolio management services delivered by iM Global and DBi, the Trustees considered the performance of the Fund on both an absolute basis and in comparison to the Fund’s benchmark, the HFRX Equity Hedge Index. The Trustees also compared the Fund’s performance to a peer group of U.S long-short equity funds (the “Morningstar Peer Group”).  The Trustees also reviewed information on the historical performance of a composite of other separately managed futures strategy accounts of DBi that are similar to the Fund in terms of investment strategy.

The Trustees noted that DBEH outperformed both the HFRX Equity Hedge Index and the Morningstar Peer Group for the year-to-date and since inception periods. The Trustees reviewed the Fund’s performance relative to DBi’s composite of other separately managed accounts managed with investment strategies substantially similar to the Fund.

Conclusion. After considering all of the information, the Trustees concluded that, although past performance is not a guarantee or indication of future results, each Fund and their shareholders were likely to benefit from iM Global and DBi’s continued management.

3.  COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER AND SUB-ADVISER

The Trustees considered the cost of services and the management fees paid to iM Global by each Fund, including a review of the expense analyses and other pertinent material. The Trustees noted that iM Global has a unified management fee for its services, similar to other exchange-traded funds. Under the Advisory Agreement, iM Global pays

iM DBi ETFs

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS,
SUB-ADVISORY AGREEMENTS AND SUBSIDIARY INVESTMENT
MANAGEMENT AGREEMENT (Unaudited) (Continued)

all expenses of the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, Rule 12b-1 fees, and the unified management fee payable to the adviser.

With respect to DBMF, the Trustees noted that the Fund’s contractual management fee of 0.85% was slightly above its Morningstar Peer Group average.  With respect to DBEH, the Trustees noted that the Fund’s contractual management fee of 0.85% was above its Morningstar Peer Group average. Both Funds’ total net expense ratios were also above their respective Morningstar Peer Group averages. The Trustees noted that there was a limited number of comparable funds in the DBMF’s Morningstar Peer Group, and considered additional data for market neutral and commodities Morningstar categories.

The Trustees concluded that each Fund’s expenses and the management fees paid to iM Global were fair and reasonable in light of the quality of services provided to the Funds.  The Trustees did not consider iM Global’s level of profitability from its relationship with either Fund to be a material factor because the Funds were not yet profitable to iM Global.

The Trustees then considered the sub-advisory fee paid to DBi by iM Global for the services provided as the Funds’ sub-adviser, including iM Global’s discussion of the appropriateness of the sub-advisory fee for each Fund.  The Trustees concluded that the sub-advisory fees paid to DBi by iM Global was reasonable.  The Trustees also noted that the sub-advisory fees are paid by iM Global, not the Funds.  The Trustees further noted that with respect to the Subsidiary Investment Management Agreement, DBi does not receive any compensation. The Trustees further noted that iM Global and DBi may be considered affiliates due to the interest in DBi held by iM Global’s parent company, but that the sub-advisory fees appear to have been negotiated at arms-length.

4.  EXTENT OF ECONOMIES OF SCALE AS THE FUNDS GROW

The Trustees considered each Fund’s asset level and discussed potential economies of scale.  The Trustees did not consider economies of scale to be a material factor given each Fund’s unified management fee structure and each Fund’s current asset levels.

Because the sub-advisory fees payable to DBi are not paid by the Funds, the Trustees did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as each Fund’s assets increase.

5.  BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUNDS

The Trustees considered the direct and indirect benefits that could be received by iM Global and DBi from each firm’s association with the Funds. The Board noted that due to iM Global’s parent company’s ownership interests in both iM Global and DBi,

iM DBi ETFs

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS,
SUB-ADVISORY AGREEMENTS AND SUBSIDIARY INVESTMENT
MANAGEMENT AGREEMENT (Unaudited) (Continued)

both iM Global and DBi expect to benefit from cross marketing and other synergies between the entities. In addition, the Board noted that iM Global or its affiliates will benefit indirectly from the sub-advisory fees payable to DBi.  The Board determined that such benefits were appropriate.

CONCLUSIONS

The Trustees considered all of the foregoing factors.  In considering the renewal of the Advisory Agreement the Sub-Advisory Agreement, and the Subsidiary Investment Management Agreement (with respect to DBMF only), the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of each Fund’s surrounding circumstances.  Based on this review, the Trustees, including a majority of the Independent Trustees, approved the continuation of the Advisory Agreement, the Sub-Advisory Agreement, and the Subsidiary Investment Management Agreement, each for an additional term ending November 30, 2021, as being in the best interests of each Fund and its respective shareholders.

iM DBi ETFs

NOTICE OF PRIVACY POLICY AND PRACTICES

Protecting the privacy of Funds’ shareholders is important to us.  The following is a description of the practices and policies through which we protect the privacy and security of your non-public personal information.

What Information We Collect

We collect and maintain information about you so that we can open and maintain your account in the Funds and provide various services to you.  We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;
•	information you give us orally; and
•	information about your transactions with us or others.
The types of non public personal information we collect and share can include:

•	social security number;
•	account balances;
•	account transactions;
•	transaction history;
•	wire transfer instructions; and
•	checking account information.
What Information We Disclose

We do not disclose any non-public personal information about shareholders or former shareholders of the Funds without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.

How We Protect Your Information

All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

If you have any questions or concerns regarding this notice or our Privacy Policy, please contact us at 1-888-898-1041.

(This Page Intentionally Left Blank.)

Investment Advisor
iM Global Partner US LLC
300 Barr Harbor Drive, Suite 720
Conshohocken, PA 19428

Investment Sub-Advisor
Dynamic Beta investments LLC
12 East 49th Street, 11th floor
New York, NY 10017

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
1-888-898-1041

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 3rd floor
Philadelphia, PA 19103

Legal Counsel
Godfrey & Kahn S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI 53202

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

(b)	Not Applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Experts.

The registrant’s Board of Trustees has determined that there are at least two audit committee financial experts serving on its audit committee.  Messrs. Gaylord B. Lyman and Scott C. Jones  are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2020	FYE 12/31/2019
Audit Fees	$29,000	$23,400
Audit-Related Fees	N/A	N/A
Tax Fees	$7,000	$7,000
All Other Fees	N/A	N/A

Pursuant to its charter, the Trust’s Audit Committee must review and approve in advance the engagement of the independent accountants, including each audit and non-audit service permitted by appropriate rules or regulations provided to the Trust and each non-audit service provided to the Trust’s investment advisers and any entity controlling, controlled by or under common control with the investment advisers that provides ongoing services to the Trust relating to the operations and financial reporting of the Trust. The Committee may delegate the authority to grant such pre-approval to one or more Committee members who are independent Trustees within the meaning of Section 10A(i) of the Securities Exchange Act of 1934, as amended, provided that the decision of such member(s) is presented to the full Committee at its next scheduled meeting. The Committee may approve each audit and non-audit service on a case-by-case basis, and/or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Committee is informed of each service in a timely manner and the policies and procedures do not include delegation of the Committee’s responsibilities under the Securities Exchange Act of 1934 to management. The foregoing pre-approval requirement with respect to the provision of non-audit services to the Trust may be waived if (i) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to its independent accountants during the fiscal year in which the non-audit services are provided; (ii) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit by the Committee or by one or more members of the Committee to whom authority to grant such approvals has been delegated by the Committee.

The percentage of fees billed by BBD, LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2020	FYE 12/31/2019
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2020	FYE 12/31/2019
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b) Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject to the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Manager Directed Portfolios

By (Signature and Title)*           /s/Douglas J. Neilson
Douglas J. Neilson, President/
     Principal Executive Officer

Date    3/10/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/Douglas J. Neilson
Douglas J. Neilson, President/
     Principal Executive Officer

Date    3/10/2021

By (Signature and Title)*           /s/Matthew J. McVoy
Matthew J. McVoy, Treasurer/
     Principal Financial Officer

Date    3/10/2021

* Print the name and title of each signing officer under his or her signature.